Right-of-use assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Right Of Use Assets [Abstract]
Right-of-use assets [Text Block]

8.     Right-of-use assets

The following table presents right-of-use assets for KWESST:

	Offices	Printer	Total
Balance at December 31, 2018	$254,159	$13,120	$267,279
Depreciation	(76,248)	(6,559)	(82,807)
Balance at December 31, 2019	$177,911	$6,561	$184,472
Additions	571,604	-	571,604
Termination	(139,787)	-	(139,787)
Depreciation	(92,567)	(3,282)	(95,849)
Balance at September 30, 2020 (as previously reported)	517,161	3,279	520,440
Correction of an error	(192,864)	-	(192,864)
Balance at September 30, 2020 (as adjusted)	$324,297	$3,279	$327,576

During the nine months ended September 30, 2020, KWESST terminated an office lease agreement due to breach of contract by the former landlord and de-recognized the related right-of-use asset and lease obligations (see Note 12). As a result, KWESST entered into a new office lease agreement with a 74-month lease term starting from March 1, 2020. In connection with this new lease, KWESST made a total deposit of $33,726 to be released only at the end of this lease. This deposit was initially recorded at fair value, discounted using the implied interest rate in the lease. At September 30, 2020, $19,341 was the carrying value and reported as non-current deposit in the consolidated statements of financial position.

Subsequently, during the year ended September 30, 2021, management made an adjustment for a correction in the application of IFRS 16, Leases, to the new office lease entered in the prior year, whereby future variable payments were erroneously included in the calculation of the lease obligations. The following summarizes the effects of this correction to the prior year's comparatives.

Consolidated statements of financial position as at September 30, 2020:

	Previously Reported	Adjustment	Adjusted
Trade and other receivables	$479,291	$1,626	$480,917
Right-of-assets	$520,440	$(192,864)	$327,576
Deposit (non-current)	$22,337	$(2,996)	$19,341
Total assets	$5,507,011	$(194,234)	$5,312,777
Lease obligations (current)	$78,358	$(34,230)	$44,128
Lease obligations (non-current)	$496,394	$(188,485)	$307,909
Total liabilities	$1,650,628	$(222,715)	$1,427,913
Deficit	$(6,102,058)	$28,481	$(6,073,577)

 Consolidated statements of changes in shareholders' equity (deficit) for the nine months ended September 30, 2020:

	Previously Reported	Adjustment	Adjusted
Deficit	$(6,102,058)	$28,481	$(6,073,577)
Total shareholders' equity (deficit)	$3,856,383	$28,481	$3,884,864

8. Right-of-use assets

The following table presents our right-of-use assets:

	Offices	Printer	Total
Balance at September 30, 2020	324,297	3,279	327,576
Depreciation	(58,083)	(3,279)	(61,362)
Balance at September 30, 2021	$266,214	$-	$266,214
Depreciation	(58,083)	-	(58,083)
Balance at September 30, 2022	$208,131	$-	$208,131

In connection with our current lease, we made a total deposit of $33,726 to be released only at the end of this lease. This was initially recorded at fair value, discounted using the implied interest rate in the lease. At September 30, 2022, $23,604 (2021 - $21,367) was the carrying value and reported as non-current deposit in the consolidated statements of financial position.